Borrowings - Reynolds Notes (Details) - USD ($) $ in Millions	Feb. 15, 2018	Dec. 15, 2017	Feb. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 05, 2016
5.750% Senior Secured Notes due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		5.75%		5.75%	5.75%
Redemption price, percentage of principal amount redeemed		101.438%
Redeemed principal amount		$ 100
6.875% Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate	6.875%			6.875%
Aggregate principal amount repurchased	$ 300
Redemption price, percentage of principal amount redeemed	101.146%
Floating Rate Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Issue price, percentage						99.00%
5.125% Senior Secured Notes due 2023
Disclosure of detailed information about borrowings [line items]
Issue price, percentage						103.50%
Aggregate principal							$ 250
Interest rate				5.125%		5.125%	5.125%
7.000% Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate				7.00%		7.00%
8.250% Senior Notes due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate			8.25%	8.25%	8.25%
Redemption price, percentage of principal amount redeemed			102.75%
Redeemed principal amount			$ 345
LIBOR | Floating rate instruments | Floating Rate Senior Secured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Adjusted interest rate				3.50%